Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,062,720.00
Previously Paid Amount	0.00
Total Fee Amount	10,089.96
Total Offset Amount	0.00
Net Fee	$ 10,089.96